UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal
	Amount
	(000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 24.4%
Industrial - 15.8%
Basic - 1.1%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	86	$88,222
Barrick North America Finance LLC
4.40%, 5/30/21		6	6,305
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	10,303
Dow Chemical Co. (The)
3.00%, 11/15/22		15	15,007
4.125%, 11/15/21		30	31,699
7.375%, 11/01/29		180	236,519
8.55%, 5/15/19		781	895,089
Eastman Chemical Co.
3.80%, 3/15/25		424	427,599
Glencore Funding LLC
4.125%, 5/30/23 (a)		502	505,183
International Paper Co.
4.75%, 2/15/22		875	946,505
LYB International Finance BV
4.00%, 7/15/23		75	78,360
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,139,850
Minsur SA
6.25%, 2/07/24 (a)		397	416,598
Mosaic Co. (The)
5.625%, 11/15/43		486	468,356
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	986,939
Vale Overseas Ltd.
6.875%, 11/21/36		350	344,750

			6,597,284

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (b)		355	368,384
Yamana Gold, Inc.
4.95%, 7/15/24		395	387,100

			755,484

Communications - Media - 1.9%
21st Century Fox America, Inc.
6.55%, 3/15/33		795	965,048
CBS Corp.
3.50%, 1/15/25		1,025	1,015,322
5.75%, 4/15/20		110	121,335
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		470	495,347
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		45	60,908

	Principal
	Amount
	(000)		U.S. $ Value
Comcast Corp.
3.125%, 7/15/22	U.S.$	17	$17,355
5.15%, 3/01/20		83	90,601
Cox Communications, Inc.
2.95%, 6/30/23 (a)		463	435,722
Discovery Communications LLC
3.45%, 3/15/25		928	885,818
RELX Capital, Inc.
8.625%, 1/15/19		112	125,864
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,237,690
TCI Communications, Inc.
7.875%, 2/15/26		136	182,548
Time Warner Cable LLC
4.00%, 9/01/21		30	30,808
4.125%, 2/15/21		1,825	1,886,762
4.50%, 9/15/42		460	416,602
5.00%, 2/01/20		75	79,600
Time Warner Cos., Inc.
7.57%, 2/01/24		10	12,366
Time Warner, Inc.
3.40%, 6/15/22		63	63,368
3.60%, 7/15/25		1,175	1,168,420
4.70%, 1/15/21		1,220	1,304,030
Viacom, Inc.
3.875%, 12/15/21		40	40,406
5.625%, 9/15/19		525	564,805

			11,200,725

Communications - Telecommunications - 2.4%
America Movil SAB de CV
3.125%, 7/16/22		1,403	1,381,544
American Tower Corp.
2.80%, 6/01/20		31	31,004
4.70%, 3/15/22		30	32,036
5.05%, 9/01/20		2,305	2,473,535
AT&T Corp.
8.25%, 11/15/31 (c)		8	11,121
AT&T, Inc.
3.00%, 2/15/22		45	44,561
3.40%, 5/15/25		2,025	1,951,742
3.80%, 3/15/22		702	719,648
4.45%, 5/15/21		66	69,800
4.50%, 3/09/48		10	8,986
4.60%, 2/15/21		30	31,730
4.75%, 5/15/46		565	535,292
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	162,029
British Telecommunications PLC
9.125%, 12/15/30 (c)		69	105,272
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	28,605
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	205,433
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	691	690,585

	Principal
	Amount
	(000)		U.S. $ Value
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	1,155	$1,259,033
Verizon Communications, Inc.
3.50%, 11/01/21-11/01/24		3,600	3,589,335
3.85%, 11/01/42		801	694,095
4.862%, 8/21/46		491	497,527
5.15%, 9/15/23		5	5,529
Vodafone Group PLC
4.375%, 3/16/21		15	15,906

			14,544,348

Consumer Cyclical - Automotive - 1.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	746,873
3.664%, 9/08/24		1,327	1,294,830
5.00%, 5/15/18		1,984	2,061,832
5.875%, 8/02/21		930	1,027,062
General Motors Co.
3.50%, 10/02/18		640	652,737
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,130	1,141,993
3.25%, 5/15/18		87	88,140
4.00%, 1/15/25		204	199,031
4.30%, 7/13/25		265	262,878

			7,475,376

Consumer Cyclical - Retailers - 0.5%
CVS Health Corp.
3.875%, 7/20/25		1,165	1,201,814
Kohl’s Corp.
5.55%, 7/17/45		800	763,991
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,118	1,137,873

			3,103,678

Consumer Non-Cyclical - 3.1%
AbbVie, Inc.
3.60%, 5/14/25		872	863,706
Actavis Funding SCS
3.00%, 3/12/20		81	82,123
3.80%, 3/15/25		1,462	1,463,722
3.85%, 6/15/24		492	496,387
Agilent Technologies, Inc.
5.00%, 7/15/20		25	26,977
Ahold Finance USA LLC
6.875%, 5/01/29		120	147,446
AstraZeneca PLC
6.45%, 9/15/37		460	595,096
Baxalta, Inc.
3.60%, 6/23/22		15	15,115
5.25%, 6/23/45		650	693,820
Bayer US Finance LLC
3.375%, 10/08/24 (a)		521	518,390
Becton Dickinson and Co.
3.734%, 12/15/24		341	348,714
Biogen, Inc.
3.625%, 9/15/22		11	11,291

	Principal
	Amount
	(000)		U.S. $ Value
4.05%, 9/15/25	U.S.$	1,352	$1,391,970
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		32	36,661
Celgene Corp.
3.875%, 8/15/25		1,480	1,501,179
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		1,115	1,109,266
Kimberly-Clark Corp.
3.875%, 3/01/21		35	37,133
Laboratory Corp. of America Holdings
3.60%, 2/01/25		530	527,679
Medtronic, Inc.
3.50%, 3/15/25		1,655	1,704,177
Mylan NV
3.95%, 6/15/26 (a)		382	357,494
Mylan, Inc.
2.60%, 6/24/18		81	81,469
Newell Brands, Inc.
3.15%, 4/01/21		1,555	1,582,517
3.85%, 4/01/23		452	468,863
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		237	238,901
3.90%, 12/15/24		555	543,301
Reynolds American, Inc.
5.85%, 8/15/45		412	487,860
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		1,152	1,090,473
3.15%, 10/01/26		763	703,430
Tyson Foods, Inc.
2.65%, 8/15/19		338	341,222
3.95%, 8/15/24		1,094	1,114,561
4.50%, 6/15/22		101	107,477

			18,688,420

Energy - 3.5%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		20	25,453
Apache Corp.
3.625%, 2/01/21		20	20,740
ConocoPhillips
6.00%, 1/15/20		30	33,130
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	106,892
Encana Corp.
3.90%, 11/15/21		805	810,780
Energy Transfer Partners LP
4.65%, 6/01/21		59	61,258
6.125%, 2/15/17		140	140,725
6.625%, 10/15/36		120	130,028
6.70%, 7/01/18		809	859,452
7.50%, 7/01/38		1,389	1,610,498
EnLink Midstream Partners LP
5.05%, 4/01/45		1,143	1,036,189
Enterprise Products Operating LLC
3.35%, 3/15/23		95	96,174
3.70%, 2/15/26		1,496	1,501,424
5.20%, 9/01/20		606	661,665

	Principal
	Amount
	(000)		U.S. $ Value
Halliburton Co.
5.00%, 11/15/45	U.S.$	1,630	$1,757,865
Hess Corp.
4.30%, 4/01/27		1,084	1,079,037
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		73	73,384
4.15%, 3/01/22		45	46,175
6.85%, 2/15/20		18	20,066
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		645	687,039
Marathon Petroleum Corp.
5.125%, 3/01/21		48	52,400
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		1,228	1,278,655
Noble Energy, Inc.
3.90%, 11/15/24		890	896,783
4.15%, 12/15/21		10	10,407
8.25%, 3/01/19		2,449	2,750,974
Occidental Petroleum Corp.
3.125%, 2/15/22		20	20,442
Phillips 66
4.30%, 4/01/22		94	100,929
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,219	1,167,199
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	254,696
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		1,580	1,637,659
Spectra Energy Partners LP
3.50%, 3/15/25		20	19,535
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,438
6.35%, 5/15/67		1,445	1,202,963
Valero Energy Corp.
6.125%, 2/01/20		80	88,298
9.375%, 3/15/19		6	6,910
Williams Partners LP
3.90%, 1/15/25		30	29,423
4.125%, 11/15/20		784	815,088

			21,100,773

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		412	425,650

Technology - 1.8%
Diamond 1 Finance Corp./Diamond 2
Finance Corp.
5.45%, 6/15/23 (a)		1,560	1,654,753
Fidelity National Information Services, Inc.
3.50%, 4/15/23		212	214,699
5.00%, 10/15/25		3	3,267
Hewlett Packard Enterprise Co.
3.60%, 10/15/20		20	20,346
4.90%, 10/15/25		1,605	1,651,247

	Principal
	Amount
	(000)		U.S. $ Value
HP Enterprise Services LLC
7.45%, 10/15/29	U.S.$	35	$41,652
HP, Inc.
3.75%, 12/01/20		11	11,389
4.65%, 12/09/21		917	978,802
Intel Corp.
4.80%, 10/01/41		75	82,562
KLA-Tencor Corp.
4.65%, 11/01/24		1,218	1,289,389
Lam Research Corp.
2.80%, 6/15/21		484	481,393
Micron Technology, Inc.
7.50%, 9/15/23 (a)		401	444,108
Motorola Solutions, Inc.
3.50%, 3/01/23		55	54,211
7.50%, 5/15/25		243	289,449
Seagate HDD Cayman
4.75%, 1/01/25		687	654,501
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		932	953,041
Total System Services, Inc.
2.375%, 6/01/18		730	733,022
3.75%, 6/01/23		35	34,762
Western Digital Corp.
7.375%, 4/01/23 (a)		864	950,400
Xerox Corp.
2.80%, 5/15/20		22	21,621

			10,564,614

			94,456,352

Financial Institutions - 7.8%
Banking - 5.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		269	272,163
American Express Co.
2.65%, 12/02/22		34	33,477
Bank of America Corp.
3.875%, 3/22/17-8/01/25		180	182,639
4.00%, 4/01/24		29	29,909
4.20%, 8/26/24		56	57,048
5.00%, 5/13/21		10	10,890
5.625%, 7/01/20		240	263,893
5.875%, 1/05/21		35	38,968
Series G
3.30%, 1/11/23		453	454,513
Series L
2.60%, 1/15/19		1,890	1,906,156
5.65%, 5/01/18		25	26,194
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	580	593,169
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	379	398,436
Capital One Financial Corp.
4.75%, 7/15/21		90	97,342
5.25%, 2/21/17		30	30,144

	Principal
	Amount
	(000)		U.S. $ Value
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	1,345	$1,334,041
Compass Bank
5.50%, 4/01/20		1,454	1,523,603
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	455,723
4.375%, 8/04/25		1,044	1,071,278
Credit Agricole SA
4.375%, 3/17/25 (a)		618	606,067
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		907	893,215
3.80%, 6/09/23		1,440	1,438,413
Fifth Third Bancorp
3.50%, 3/15/22		41	42,015
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,144	1,111,683
3.75%, 5/22/25		501	502,303
3.85%, 7/08/24		1,770	1,806,800
5.75%, 1/24/22		260	292,296
Series D
6.00%, 6/15/20		1,203	1,334,056
Series G
7.50%, 2/15/19		130	144,116
HSBC Holdings PLC
4.00%, 3/30/22		90	93,091
5.10%, 4/05/21		115	124,281
JPMorgan Chase & Co.
3.625%, 5/13/24		107	108,839
4.35%, 8/15/21		20	21,396
4.40%, 7/22/20		170	180,576
4.50%, 1/24/22		45	48,529
4.625%, 5/10/21		60	64,604
Lloyds Bank PLC
4.20%, 3/28/17		45	45,308
Lloyds Banking Group PLC
3.10%, 7/06/21		400	405,377
4.65%, 3/24/26		614	621,916
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		286	293,792
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,568	1,643,237
Morgan Stanley
5.625%, 9/23/19		1,098	1,190,188
7.25%, 4/01/32		55	74,520
Series F
3.875%, 4/29/24		31	31,793
Series G
3.75%, 2/25/23		39	40,059
5.50%, 7/24/20-7/28/21		2,018	2,219,776
6.625%, 4/01/18		80	84,602
Murray Street Investment Trust I
4.647%, 3/09/17		286	287,490
Nationwide Building Society
4.00%, 9/14/26 (a)		1,580	1,503,896
6.25%, 2/25/20 (a)		1,490	1,659,777
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		90	97,376
Santander Issuances SAU

	Principal
	Amount
	(000)		U.S. $ Value
3.25%, 4/04/26 (a)	EUR	400	$429,337
5.179%, 11/19/25	U.S.$	800	807,522
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,248	1,234,972
Societe Generale SA
4.25%, 8/19/26 (a)		640	618,159
State Street Corp.
3.70%, 11/20/23		45	46,848
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,512,423
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		836	849,038

			33,289,272

Finance - 0.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		356	362,319
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		955	1,105,477
HSBC Finance Corp.
6.676%, 1/15/21		101	113,528
International Lease Finance Corp.
5.875%, 4/01/19		470	499,131

			2,080,455

Insurance - 1.3%
American International Group, Inc.
4.875%, 6/01/22		1,765	1,928,748
Anthem, Inc.
3.30%, 1/15/23		33	32,945
Coventry Health Care, Inc.
5.45%, 6/15/21		20	22,210
5.95%, 3/15/17		565	570,571
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		923	1,230,567
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	93,906
Humana, Inc.
6.30%, 8/01/18		30	32,121
7.20%, 6/15/18		40	42,997
Lincoln National Corp.
8.75%, 7/01/19		225	258,881
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		20	30,023
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,169,335
MetLife, Inc.
4.75%, 2/08/21		350	380,610
7.717%, 2/15/19		575	643,220
10.75%, 8/01/39		10	15,350
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		552	833,751
Prudential Financial, Inc.
4.50%, 11/15/20		86	92,151

	Principal
	Amount
	(000)		U.S. $ Value
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	U.S.$	80	$80,365
Swiss Re America Holding Corp.
7.00%, 2/15/26		35	43,028
XLIT Ltd.
5.50%, 3/31/45		285	270,427
6.25%, 5/15/27		195	230,384

			8,001,590

REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21		7	7,647
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		45	44,177
Welltower, Inc.
4.00%, 6/01/25		3,325	3,398,120

			3,449,944

			46,821,261

Utility - 0.8%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		110	137,377
CMS Energy Corp.
5.05%, 3/15/22		345	377,941
Constellation Energy Group, Inc.
5.15%, 12/01/20		594	642,153
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	44,580
Entergy Corp.
4.00%, 7/15/22		1,161	1,214,031
Exelon Corp.
2.85%, 6/15/20		30	30,320
5.10%, 6/15/45		415	441,145
Exelon Generation Co. LLC
4.25%, 6/15/22		676	699,701
Pacific Gas & Electric Co.
4.50%, 12/15/41		55	57,376
6.05%, 3/01/34		35	43,801
TECO Finance, Inc.
5.15%, 3/15/20		695	738,030
Union Electric Co.
6.70%, 2/01/19		30	32,858
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	24,459

			4,483,772

Natural Gas - 0.0%
Engie SA
1.625%, 10/10/17 (a)		32	32,007
NiSource Finance Corp.
6.80%, 1/15/19		100	109,155

	Principal
	Amount
	(000)		U.S. $ Value
Sempra Energy
4.05%, 12/01/23	U.S.$	105	$109,665

			250,827

			4,734,599

Total Corporates - Investment Grade (cost $142,141,930)			146,012,212

MORTGAGE PASS-THROUGHS - 20.4%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.477% (LIBOR 12 Month + 2.07%), 12/01/36 (d)		1	1,386
Series 2007
3.258% (LIBOR 12 Month + 2.17%), 3/01/37 (d)		2	2,473
Federal National Mortgage Association
Series 2007
2.93%, 3/01/37 (c)		5	5,131
2.335% (LIBOR 12 Month + 1.46%), 2/01/37 (d)		3	3,028

			12,018

Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
3.50%, 10/01/25-1/12/30		4,550	4,766,593
2.50%, 1/01/32, TBA		9,497	9,518,516

			14,285,109

Agency Fixed Rate 30-Year - 18.0%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/46-4/01/46		2,100	2,207,761
Series 2007
5.50%, 7/01/35		432	484,327
Series 2005
5.50%, 1/01/35		70	78,334
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		5,533	5,510,428
5.50%, 9/01/36		9	9,804
5.00%, 6/01/40		50	55,022
Series AS6516
4.00%, 1/01/46		5,511	5,797,958
4.00%, 6/01/44-11/01/46		19,388	20,454,988
3.50%, 5/01/45-9/01/46		27,914	28,637,046
Series 2008
5.50%, 8/01/37		2	1,849
Series 2003
5.50%, 4/01/33-7/01/33		1,202	1,346,882
Series 2004
5.50%, 2/01/34-11/01/34		1,085	1,216,252
Series 2005
5.50%, 2/01/35		1,156	1,294,946
Series 2006
5.50%, 4/01/36		247	276,803

	Principal
	Amount
	(000)		U.S. $ Value
Series 2007
5.50%, 5/01/36-8/01/37	U.S.$	137	$153,613
4.50%, 1/25/47, TBA		26,920	28,939,000
Government National Mortgage Association
3.00%, 1/01/47, TBA		3,025	3,063,758
3.50%, 1/01/47, TBA		8,065	8,386,340

			107,915,111

Total Mortgage Pass-Throughs (cost $123,024,391)			122,212,238

ASSET-BACKED SECURITIES - 13.6%
Autos - Fixed Rate - 8.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		1,236	1,237,916
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,531,187
Series 2014-1, Class A2
1.29%, 1/15/19		120	119,997
Series 2015-3, Class A
1.63%, 5/15/20		89	88,940
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		1,049	1,047,317
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		64	63,521
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		2,535	2,561,338
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		742	740,199
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		2,337	2,336,639
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		995	996,049
Series 2015-2, Class A3
1.31%, 8/15/19		872	871,345
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		395	395,886
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		64	64,090
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		997	998,751
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		316	316,392
Series 2014-B, Class A
1.11%, 11/15/18 (a)		115	115,098

	Principal
	Amount
	(000)		U.S. $ Value
Drive Auto Receivables Trust
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)	U.S.$	585	$584,887
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)		940	938,808
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		29	29,161
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		434	433,184
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,106	1,105,431
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		520	544,830
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		622	620,452
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		1,447	1,448,389
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		983	980,740
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		620	650,665
Series 2016-4, Class A2
1.96%, 2/15/21 (a)		635	632,219
Series 2016-4, Class D
3.89%, 11/15/22 (a)		570	560,795
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		578	578,091
Series 2014-2, Class A
2.31%, 4/15/26 (a)		2,407	2,426,545
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,232	1,231,621
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		57	57,005
Series 2015-2, Class A1
1.98%, 1/15/22		1,688	1,699,317
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		2,229	2,233,910
Series 2015-3, Class A3
1.69%, 3/20/19		2,050	2,053,317
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		1,078	1,076,945
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		852	851,763
Series 2015-1, Class A3
1.41%, 6/15/20		1,012	1,012,965

	Principal
	Amount
	(000)		U.S. $ Value
Series 2015-2, Class A3
1.30%, 3/16/20	U.S.$	88	$87,929
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		924	914,111
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		600	591,846
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		3,845	3,814,548
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		1,107	1,108,193
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		1,245	1,246,390
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,941	1,942,627
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (a)		100	99,984
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)		1,556	1,571,238
Series 2015-4,Class A2A
1.20%, 12/17/18		59	59,056
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		40	39,591
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		406	405,972
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		908	908,787
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		1,325	1,313,854

			50,339,831

Credit Cards - Fixed Rate - 1.6%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		794	794,546
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21		1,130	1,130,936
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		1,004	1,006,768
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		100	99,904

	Principal
	Amount
	(000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	U.S.$	2,050	$2,039,502
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,942	1,956,767
Series 2015-3, Class A
1.74%, 9/15/21		1,702	1,701,853
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		100	100,144
Series 2016-B, Class A
1.44%, 6/15/22		756	752,648

			9,583,068

Other ABS - Fixed Rate - 1.4%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		459	458,926
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,156	1,157,929
Series 2015-A, Class A4
1.85%, 4/15/21		1,170	1,174,260
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		749	749,167
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		291	290,696
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		442	441,130
SBA Tower Trust
3.156%, 10/15/20 (a)		1,340	1,347,504
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		698	696,206
Series 2016-3, Class A
3.05%, 12/26/25 (a)		871	867,927
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		923	926,032
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)		73	73,019

			8,182,796

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.204% (LIBOR 1 Month + 0.50%),
7/15/20 (a)(d)		1,949	1,949,000

	Principal
	Amount
	(000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.214% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(d)	U.S.$	269	$268,978
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.239% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(d)		1,613	1,612,999
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.912% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(d)		620	619,459
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.119% (LIBOR 1 Month + 0.38%), 7/20/19 (d)		1,165	1,165,123
Series 2015-1, Class A
1.239% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		2,052	2,055,113

			7,670,672

Credit Cards - Floating Rate - 0.9%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
1.234% (LIBOR 1 Month + 0.53%), 2/18/20 (a)(d)		1,270	1,270,262
Series 2014-1, Class A
1.054% (LIBOR 1 Month + 0.35%), 3/16/20 (d)		720	720,066
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.054% (LIBOR 1 Month + 0.35%), 8/17/20 (d)		1,933	1,935,911
World Financial Network Credit Card
Master Trust
Series 2015-A, Class A
1.184% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		1,322	1,324,550

			5,250,789

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.881% (LIBOR 1 Month + 1.13%), 12/25/32 (d)		198	191,909
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.056% (LIBOR 1 Month + 0.30%), 4/25/34 (d)		91	85,919

			277,828

	Principal
	Amount
	(000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	132	$133,470

Total Asset-Backed Securities (cost $81,348,934)			81,438,454

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 7.5%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		104	103,819
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,705	1,721,824
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,552,638
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.876%, 9/10/45 (a)		930	867,215
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,333	1,331,205
Series 2016-C1, Class A4
3.209%, 5/10/49		2,238	2,229,776
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.761%, 5/15/46		1,213	1,226,722
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.095%, 12/10/49		166	170,342
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class E
4.77%, 10/15/45 (a)		1,248	1,173,025
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		240	241,500
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		851	836,096
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.687%, 6/15/39		787	794,557
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		1,791	1,867,532
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.685%, 11/10/46 (a)		668	699,164
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,503	2,532,221

	Principal
	Amount
	(000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.793%, 8/10/45	U.S.$	951	$956,960
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,499	1,492,188
Series 2013-GC16, Class A2
3.033%, 11/10/46		119	121,472
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		504	504,181
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		458	459,058
Series 2007-LDPX, Class A3
5.42%, 1/15/49		1,238	1,238,814
Series 2011-C5, Class D
5.408%, 8/15/46 (a)		483	485,502
Series 2012-C6, Class E
5.142%, 5/15/45 (a)		712	660,819
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.562%, 8/15/46 (a)		790	730,885
Series 2015-C31, Class A3
3.801%, 8/15/48		1,894	1,970,795
Series 2015-C32, Class C
4.668%, 11/15/48		1,000	910,358
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		462	414,825
Series 2007-C1, Class AM
5.455%, 2/15/40		515	515,382
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		683	682,922
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		1,234	1,233,943
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		1,099	1,064,440
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		87	87,445
Series 2007-9, Class A4
5.70%, 9/12/49		243	247,731
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		619	624,292
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		1,226	1,191,816
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,102	1,127,876
Series 2012-C4, Class A5
2.85%, 12/10/45		2,192	2,211,375
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.063%, 1/10/45 (a)		409	436,259

	Principal
	Amount
	(000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	U.S.$	62	$62,025
Series 2007-C32, Class A3
5.707%, 6/15/49		1,112	1,118,377
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47		975	954,098
Series 2016-NXS6, Class C
4.452%, 11/15/49		1,030	971,017
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.80%, 11/15/45 (a)		609	581,460
Series 2013-C14, Class A5
3.337%, 6/15/46		2,326	2,390,491
Series 2014-C20, Class A2
3.036%, 5/15/47		1,163	1,190,568

			44,985,010

Non-Agency Floating Rate CMBS - 1.6%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.438% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(d)		634	633,854
Series 2016-IMC, Class C
4.654% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(d)		383	383,151
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
4.60% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(d)		393	393,031
H/2 Asset Funding NRE
Series 2015-1A
2.406% (LIBOR 1 Month + 1.65%), 6/24/49 (d)(e)		1,221	1,211,996
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.624% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(d)		1,760	1,757,493
Series 2015-SGP, Class A
2.404% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		1,601	1,609,449
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.574% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(d)		518	515,580
Series 2015-XLF2, Class SNMA
2.654% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(d)		518	519,316
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.754% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(d)		353	351,374

	Principal
	Amount
	(000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.924% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)	U.S.$	2,089	$2,070,006
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4
4.153%, 8/15/46 (c)		115	123,392

			9,568,642

Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		56	56,711
Series K011, Class A1
2.917%, 8/25/20		40	40,938
Series K021, Class A1
1.603%, 1/25/22		73	72,869
Series K025, Class A1
1.875%, 4/25/22		110	109,561
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	81,364

			361,443

Total Commercial Mortgage-Backed Securities (cost $55,736,123)			54,915,095

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Risk Share Floating Rate - 4.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.256% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(e)		555	562,240
Bellemeade Re Ltd.
Series 2015-1A, Class M1
3.256% (LIBOR 1 Month + 2.50%), 7/25/25 (d)(e)		35	34,536
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		1,760	1,858,852
Series 2014-DN3, Class M3
4.756% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		840	876,728
Series 2014-DN4, Class M3
5.306% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		300	320,993
Series 2014-HQ3, Class M3
5.506% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		962	1,042,892
Series 2015-DNA1, Class M3

	Principal
	Amount
	(000)		U.S. $ Value
4.056% (LIBOR 1 Month + 3.30%), 10/25/27 (d)	U.S.$	305	$319,272
Series 2015-DNA2, Class M2
3.356% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		1,602	1,631,538
Series 2015-DNA3, Class M3
5.456% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		389	419,492
Series 2015-HQ1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		401	403,190
Series 2015-HQA1, Class M2
3.406% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		1,472	1,501,947
Series 2015-HQA2, Class M2
3.556% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		545	558,361
Series 2015-HQA2, Class M3
5.556% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		331	356,002
Series 2016-DNA1, Class M3
6.306% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		598	665,877
Series 2016-HQA1, Class M3
7.106% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		856	984,019
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.956% (LIBOR 1 Month + 1.20%), 7/25/24 (d)		186	185,993
Series 2014-C04, Class 1M2
5.656% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		903	986,318
Series 2014-C04, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		340	368,452
Series 2015-C01, Class 1M2
5.056% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		723	759,501
Series 2015-C01, Class 2M2
5.306% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		882	930,181
Series 2015-C02, Class 1M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		1,146	1,195,383
Series 2015-C02, Class 2M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		775	808,801
Series 2015-C03, Class 1M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		157	157,576

	Principal
	Amount
	(000)		U.S. $ Value
Series 2015-C03, Class 1M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (d)	U.S.$	1,219	$1,313,797
Series 2015-C03, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		1,250	1,342,272
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		367	406,401
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		1,152	1,256,157
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		1,131	1,309,416
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		849	976,698
Series 2016-C02, Class 1M2
6.756% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		925	1,033,931
Series 2016-C03, Class 1M2
6.056% (LIBOR 1 Month + 5.30%), 10/25/28 (d)		142	155,239
Series 2016-C03, Class 2M2
6.656% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		788	872,013
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		405	420,236
Series 2016-C06, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 4/25/29 (d)		342	352,912
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 4/25/29 (d)		402	412,885
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(e)		244	242,713
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.006% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(e)		734	735,718
Series 2015-WF1, Class 2M2
6.256% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(e)		206	206,176

			27,964,708

Non-Agency Fixed Rate - 1.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		183	167,386

	Principal
	Amount
	(000)		U.S. $ Value
Series 2005-57CB, Class 4A3
5.50%, 12/25/35	U.S.$	422	$357,968
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		272	254,889
Series 2006-24CB, Class A16
5.75%, 6/25/36		809	692,701
Series 2006-28CB, Class A14
6.25%, 10/25/36		567	462,992
Series 2006-J1, Class 1A13
5.50%, 2/25/36		479	418,504
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		239	197,117
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.967%, 5/25/35		460	427,709
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		424	362,065
Series 2006-13, Class 1A19
6.25%, 9/25/36		179	152,562
Series 2007-HYB2, Class 3A1
3.141%, 2/25/47		1,061	872,561
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		766	625,422
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		746	605,580
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.235%, 7/25/36		286	236,385
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		338	297,118
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		939	809,656
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
3.347%, 8/25/35		14	12,763
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		230	227,213

			7,180,591

Agency Floating Rate - 0.8%
Federal National Mortgage Association REMICs
Series 2011-15, Class SA
6.304% (7.06% - LIBOR 1 Month), 3/25/41 (d)(f)		3,373	759,772
Series 2015-66, Class AS
5.494% (6.25% - LIBOR 1 Month), 9/25/45 (d)(f)		4,081	701,209

	Principal
	Amount
	(000)		U.S. $ Value
Series 2016-11, Class SG
5.394% (6.15% - LIBOR 1 Month), 3/25/46 (d)(f)	U.S.$	4,371	$745,706
Series 2016-22, Class ST
5.344% (6.10% - LIBOR 1 Month), 4/25/46 (d)(f)		4,383	725,873
Series 2016-79, Class JS
5.294% (6.05% - LIBOR 1 Month), 11/25/46 (d)(f)		3,332	730,048
Government National Mortgage Association
Series 2016-108, Class SM
5.361% (6.10% - LIBOR 1 Month), 8/20/46 (d)(f)		3,546	881,845
Series 2016-37, Class DS
5.361% (6.10% - LIBOR 1 Month), 3/20/46 (d)(f)		2,692	581,651

			5,126,104

Non-Agency Floating Rate - 0.4%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.946% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		1,648	1,023,529
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.006% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		666	560,088
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6 6.196%, 5/26/37 (a)(c)		938	693,398

			2,277,015

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.199%, 5/28/35		323	285,855
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (g)		4,245	835,456

			1,121,311

Total Collateralized Mortgage Obligations (cost $42,468,182)			43,669,729

INFLATION-LINKED SECURITIES - 7.1%
United States - 7.1%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)		29,065	29,418,783
0.25%, 1/15/25 (TIPS)		6,287	6,182,692
0.375%, 7/15/25 (TIPS)		6,873	6,835,738

Total Inflation-Linked Securities (cost $42,204,635)			$42,437,213

	Principal
	Amount
	(000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 5.7%
United States - 5.7%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	190	$179,498
2.875%, 5/15/43-11/15/46		828	799,219
3.00%, 11/15/44-11/15/45		306	302,224
3.125%, 2/15/43		280	283,708
3.375%, 5/15/44		102	108,164
3.625%, 8/15/43		31	34,266
3.75%, 11/15/43		75	85,034
U.S. Treasury Notes
0.50%, 4/30/17-7/31/17		7,967	7,966,151
0.625%, 8/31/17-11/30/17		987	985,859
0.75%, 6/30/17-2/28/18		525	524,135
0.875%, 1/31/17-1/31/18		1,240	1,240,109
1.00%, 3/31/17		20	20,025
1.125%, 2/28/21		71	69,181
1.375%, 2/29/20-5/31/21		217	213,300
1.50%, 1/31/19-8/15/26		2,084	1,969,361
1.50%, 11/30/19 (h)		2,695	2,700,579
1.625%, 6/30/19-5/15/26		7,751	7,290,509
1.75%, 10/31/20-12/31/20		87	86,710
2.00%, 2/15/22-8/15/25		347	341,432
2.00%, 11/15/26 (i)		8,995	8,654,136
2.125%, 8/15/21		125	126,187
2.75%, 2/15/24		10	9,915
3.75%, 11/15/18		328	343,225

Total Governments - Treasuries (cost $34,826,421)			34,332,927

CORPORATES - NON-INVESTMENT GRADE - 3.5%
Industrial - 2.2%
Capital Goods - 0.1%
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		209	210,568
5.875%, 8/15/26 (a)		209	209,000

			419,568

Communications - Media - 0.2%
CSC Holdings LLC
6.75%, 11/15/21		225	241,875
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		940	916,312

			1,158,187

Communications - Telecommunications - 0.6%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		452	475,730
Series Y
7.50%, 4/01/24		414	434,700

	Principal
	Amount
	(000)		U.S. $ Value
SFR Group SA
5.375%, 5/15/22 (a)	EUR	274	$302,126
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,825	1,932,219
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		605	609,538

			3,754,313

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		258	252,840
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		311	314,110

			566,950

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (a)		635	681,037
6.50%, 2/15/25 (a)		890	954,525
KB Home
4.75%, 5/15/19		552	563,040
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	419,045

			2,617,647

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		384	372,480

Consumer Non-Cyclical - 0.2%
HCA, Inc.
4.50%, 2/15/27		90	88,425
5.25%, 6/15/26		157	162,299
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		160	160,400
4.875%, 11/01/26 (a)		159	157,310
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		715	537,144

			1,105,578

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		68	65,741
5.70%, 10/15/19		306	327,340
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		408	416,287
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		643	456,742
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)		811	818,096

	Principal
	Amount
	(000)		U.S. $ Value
SM Energy Co.
6.50%, 1/01/23	U.S.$	72	$73,170

			2,157,376

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		629	698,302

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		535	498,888

			13,349,289

Financial Institutions - 1.2%
Banking - 1.0%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		399	416,955
Barclays Bank PLC
6.86%, 6/15/32 (a) (b)		226	254,250
7.75%, 4/10/23		814	855,840
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		370	389,425
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		283	296,443
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,201	1,109,946
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		940	958,800
Series U
7.64%, 9/30/17 (b)(i)		700	649,250
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		193	195,984
Societe Generale SA
5.922%, 4/05/17 (a)(b)		225	223,076
8.00%, 9/29/25 (a)(b)		209	208,216
Standard Chartered PLC
6.409%, 1/30/27 (a)(b)		400	306,000

			5,864,185

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		935	988,762

			6,852,947

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	651,450

Total Corporates - Non-Investment Grade (cost $21,131,251)			20,853,686

	Principal
	Amount
	(000)		U.S. $ Value
AGENCIES - 2.5%
Agency Debentures - 2.5%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	355	$470,557
6.625%, 11/15/30		260	361,682
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		15,316	14,345,287

Total Agencies (cost $14,261,462)			15,177,526

EMERGING MARKETS - TREASURIES - 1.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27
(cost $7,120,816)	BRL	24,855	7,234,287

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	1,374	1,391,175

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		540	469,125

Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		80	80,234

Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		1,117	1,162,317

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		940	890,650

Total Governments - Sovereign Agencies (cost $4,032,835)			3,993,501

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40
(cost $2,143,892)		2,040	3,018,221

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		1,056	604,560
7.125%, 6/26/42 (a)		474	276,105

			880,665

	Principal
	Amount
	(000)		U.S. $ Value
Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)	U.S.$	636	$643,446

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		309	297,799

Energy - 0.1%
Ultrapar International SA
5.25%, 10/06/26 (a)		636	623,216

Total Emerging Markets - Corporate Bonds (cost $2,786,135)			2,445,126

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		545	574,388

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 1/30/23		10	9,180
4.625%, 9/21/23 (a)		1,269	1,234,483

			1,243,663

Total Quasi-Sovereigns (cost $1,820,218)			1,818,051

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19		408	440,844

Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21 (a)		1,172	1,147,095

Total Governments - Sovereign Bonds (cost $1,602,673)			1,587,939

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (j)(k)(l) (cost $831,000)		831	865,441

	Principal
	Amount
	(000)		U.S. $ Value
SUPRANATIONALS - 0.0%
Supranational - 0.0%
International Bank for Reconstruction & Development
9.25%, 7/15/17	U.S.$	30	$31,273
Nordic Investment Bank
Series G
5.00%, 2/01/17		100	100,277

Total Supranationals (cost $131,612)			131,550

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Goldman Sachs International Expiration: Mar 2017, Exercise Rate: 0.368% (m) (premiums paid $55,371)	JPY	3,672,000	62,764

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.9%
Governments - Treasuries - 4.9%
Japan - 4.9%
Japan Treasury Discount Bill
Series 641
Zero Coupon, 1/30/17	U.S.$	1,980,000	16,944,605
Series 647
Zero Coupon, 2/27/17		1,430,000	12,240,824

Total Governments - Treasuries (cost $32,062,526)			29,185,429

	Shares
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (n)(o) (cost $11,753,304)		11,753,304	11,753,304

	Principal Amount (000)
Certificates of Deposit - 1.0%
Cooperatieve Rabobank UA
Series YCD
1.346%, 2/24/17 (d) (cost $6,278,000)	U.S.$	6,278	6,278,000

Total Short-Term Investments (cost $50,093,830)			47,216,733

U.S. $ Value
Total Investments - 105.1% (cost $627,761,711) (p)	$629,422,693
Other assets less liabilities - (5.1)% (q)	(30,729,899)

Net Assets - 100.0%	$598,692,794

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	33	March 2017	$42,451,896	$42,420,706	$(31,190)
U.S. T-Note 2 Yr (CBT) Futures	253	March 2017	54,840,531	54,821,938	(18,593)
U.S. T-Note 5 Yr (CBT) Futures	291	March 2017	34,371,273	34,240,242	(131,031)
U.S. T-Note 10 Yr (CBT) Futures	206	March 2017	25,686,593	25,601,937	(84,656)
U.S. Ultra Bond (CBT) Futures	329	March 2017	53,181,038	52,722,250	(458,788)

					$(724,258)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	2,743,409	USD	24,200	2/09/17	$682,123
Barclays Bank PLC	AUD	4,031	USD	3,043	1/19/17	135,417
BNP Paribas SA	USD	3,272	CAD	4,390	2/03/17	(1,320)
BNP Paribas SA	USD	1,917	COP	5,777,328	3/03/17	(13,098)
Citibank, NA	BRL	15,848	USD	4,863	1/04/17	(6,574)
Citibank, NA	USD	4,823	BRL	15,848	1/04/17	46,676
Citibank, NA	JPY	2,745,979	USD	25,042	1/23/17	1,520,875
Citibank, NA	BRL	15,848	USD	4,781	2/02/17	(48,871)
Citibank, NA	KRW	2,564,735	USD	2,186	3/14/17	61,946
Credit Suisse International	USD	1,209	MXN	24,630	1/11/17	(21,951)
Goldman Sachs Bank USA	BRL	22,897	USD	6,196	1/04/17	(838,765)
Goldman Sachs Bank USA	USD	6,947	BRL	22,897	1/04/17	88,348
Goldman Sachs Bank USA	BRL	8,726	USD	2,595	1/06/17	(83,808)
Goldman Sachs Bank USA	CAD	16,920	USD	12,675	2/03/17	67,995
HSBC Bank USA	BRL	10,402	USD	3,030	1/04/17	(165,903)
HSBC Bank USA	USD	3,192	BRL	10,402	1/04/17	4,315
HSBC Bank USA	SGD	8,472	USD	5,940	3/14/17	92,147
Standard Chartered Bank	USD	2,178	IDR	29,345,881	3/14/17	(26,583)
State Street Bank & Trust Co.	AUD	512	USD	391	1/19/17	21,331
State Street Bank & Trust Co.	GBP	176	USD	219	1/20/17	2,642
State Street Bank & Trust Co.	EUR	1,307	USD	1,421	1/25/17	43,258
State Street Bank & Trust Co.	EUR	207	USD	216	1/25/17	(2,023)
UBS AG	TWD	69,806	USD	2,180	3/10/17	25,143

						$1,583,320

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put - OTC - 1
Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.39%	3/21/17	$10,116	$38,441	$(21,358)
Put - OTC - 1
Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.41	3/20/17	9,817	37,305	(19,004)
Put - OTC - 1
Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.40	3/20/17	9,817	38,286	(19,411)

						$114,032	$(59,773)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX) CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.37%	$21,840	$(343,357)	$(191,079)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
				Payments	Payments
	Notional			made by	received by	Unrealized
Clearing Broker /(Exchange)	Amount (000)		Termination Date	the Fund	the Fund	Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	365,550	5/12/18	0.954%	6 Month NIBOR	$(20,674)
Morgan Stanley & Co., LLC/(CME Group)	MXN	108,080	12/12/18	4 Week TIIE	6.84%	(32,308)
Morgan Stanley & Co., LLC/(CME Group)		72,060	12/13/18	4 Week TIIE	6.85%	(21,369)
Morgan Stanley & Co., LLC/(CME Group)		64,670	12/17/18	4 Week TIIE	7.04%	(9,461)
Morgan Stanley & Co., LLC/(CME Group)		$13,720	9/22/21	1.24%	3 Month LIBOR	398,767
Morgan Stanley & Co., LLC/(CME Group)	NZD	8,660	7/28/26	3 Month BKBM	2.473%	(446,372)
Morgan Stanley & Co., LLC/(CME Group)		$10,420	9/22/26	1.558%	3 Month LIBOR	696,487
Morgan Stanley & Co., LLC/(CME Group)	MXN	26,700	12/02/26	7.76%	4 Week TIIE	13,421

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	MXN	17,780	12/03/26	7.76%	4 Week TIIE	$9,096
Morgan Stanley & Co., LLC/(CME Group)		16,250	12/07/26	7.83%	4 Week TIIE	4,863
Morgan Stanley & Co., LLC/(CME Group)		$2,060	12/21/26	3 Month LIBOR	2.497%	25,544
Morgan Stanley & Co., LLC/(LCH Group)	NOK	82,840	8/01/18	0.96%	6 Month NIBOR	49,207
Morgan Stanley & Co., LLC/(LCH Group)		21,480	8/04/18	1.008%	6 Month NIBOR	10,927
Morgan Stanley & Co., LLC/(LCH Group)		92,050	8/11/18	1.076%	6 Month NIBOR	32,434
Morgan Stanley & Co., LLC/(LCH Group)	NZD	16,860	12/21/21	3 Month BKBM	3.059%	10,660
Morgan Stanley & Co., LLC/(LCH Group)		$2,820	11/07/26	1.675%	3 Month LIBOR	162,479
Morgan Stanley & Co., LLC/(LCH Group)		2,110	11/08/26	1.657%	3 Month LIBOR	125,099
Morgan Stanley & Co., LLC/(LCH Group)		2,110	11/09/26	1.672%	3 Month LIBOR	122,350

						$1,131,150

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	0.75%	$510	$(47,602)	$20,200	$(67,802)
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)	1.89	850	(62,887)	(25,758)	(37,129)
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)	1.89	975	(72,135)	(30,636)	(41,499)
Sale Contracts
Credit Suisse International Anadarko Petroleum Corp., 6.95%, 6/15/19, 9/20/17*	1.00	0.23	3,000	17,526	(15,149)	32,675

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.19%	$914	$(51,473)	$(63,183)	$11,710
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	1,600	(90,107)	(118,211)	28,104
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	388	(21,850)	(24,692)	2,842
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	1,127	(63,469)	(97,661)	34,192
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	251	(14,136)	(21,751)	7,615
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	324	(18,246)	(28,673)	10,427
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	629	(35,423)	(64,129)	28,706
Deutsche Bank AG CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	896	(50,460)	(78,754)	28,294
Goldman Sachs International CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	950	(53,501)	(77,607)	24,106
Morgan Stanley Capital Services LLC CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	369	(20,780)	(27,805)	7,025

				$(584,543)	$(653,809)	$69,266

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(34,907)

REVERSE REPURCHASE AGREEMENTS

				U.S. $
				Value at
				December 31,
Broker	Interest Rate		Maturity	2016
Barclays Capital, Inc.	(0.25	)%*	11/29/17	$646,902
HSBC Bank USA+	(0.18	)%*	12/31/17	2,683,232

				$3,330,134

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous		Up to 30 Days		31-90 Days		Greater than 90 Days	Total
Corporates - Non-Investment Grade	$0		$0		$0		$646,902	$646,902
Governments - Treasuries	– 0	–	– 0	–	– 0	–	2,683,232	2,683,232

Total	$0		$0		$0		$3,330,134	$3,330,134

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $113,767,233 or 19.0% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of December 31, 2016.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.256%, 4/25/26	4/29/16	$554,719	$562,240	0.09%
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.256%, 7/25/25	7/27/15	34,521	34,536	0.01%
H/2 Asset Funding NRE Series 2015-1A
2.406%, 6/24/49	6/19/15	1,221,155	1,211,996	0.20%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.006%, 11/25/24	11/06/15	241,238	242,713	0.04%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.006%, 11/25/25	9/28/15	733,501	735,718	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.256%, 11/25/25	9/28/15	206,474	206,176	0.03%

(f)	Inverse interest only security.
(g)	IO - Interest Only.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Effective prepayment date of April 2017.
(k)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$831,000	$865,441	0.14%

(m)	Non-income producing security.
(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,822,637 and gross unrealized depreciation of investments was $(10,161,655), resulting in net unrealized appreciation of $1,660,982.
(q)	An amount of U.S. $204,124 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange

REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$146,012,212	$	– 0	–	$146,012,212
Mortgage Pass-Throughs		– 0	–	122,212,238		– 0	–	122,212,238
Asset-Backed Securities		– 0	–	76,748,357		4,690,097		81,438,454
Commercial Mortgage-Backed Securities		– 0	–	40,285,312		14,629,783		54,915,095
Collateralized Mortgage Obligations		– 0	–	43,669,729		– 0	–	43,669,729
Inflation-Linked Securities		– 0	–	42,437,213		– 0	–	42,437,213
Governments - Treasuries		– 0	–	34,332,927		– 0	–	34,332,927
Corporates - Non-Investment Grade		– 0	–	20,853,686		– 0	–	20,853,686
Agencies		– 0	–	15,177,526		– 0	–	15,177,526
Emerging Markets - Treasuries		– 0	–	7,234,287		– 0	–	7,234,287
Governments - Sovereign Agencies		– 0	–	3,993,501		– 0	–	3,993,501
Local Governments - Municipal Bonds		– 0	–	3,018,221		– 0	–	3,018,221
Emerging Markets - Corporate Bonds		– 0	–	2,445,126		– 0	–	2,445,126

Investments in Securities:	Level 1		Level 2		Level 3		Total
Quasi-Sovereigns	– 0	–	1,818,051		– 0	–	1,818,051
Governments - Sovereign Bonds	– 0	–	1,587,939		– 0	–	1,587,939
Common Stocks	– 0	–	– 0	–	865,441		865,441
Supranationals	– 0	–	131,550		– 0	–	131,550
Options Purchased - Puts	– 0	–	62,764		– 0	–	62,764
Short-Term Investments:
Governments - Treasuries	– 0	–	29,185,429		– 0	–	29,185,429
Investment Companies	11,753,304		– 0	–	– 0	–	11,753,304
Certificates of Deposit	– 0	–	6,278,000		– 0	–	6,278,000

Total Investments in Securities	11,753,304		597,484,068		20,185,321		629,422,693
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,792,216		– 0	–	2,792,216
Centrally Cleared Interest Rate Swaps	– 0	–	1,661,334		– 0	–	1,661,334
Credit Default Swaps	– 0	–	215,696		– 0	–	215,696
Liabilities:
Futures	(724,258)		– 0	–	– 0	–	(724,258)
Forward Currency Exchange Contracts	– 0	–	(1,208,896)		– 0	–	(1,208,896)
Interest Rate Swaptions	– 0	–	(59,773)		– 0	–	(59,773)
Centrally Cleared Credit Default Swaps	– 0	–	(191,079)		– 0	–	(191,079)
Centrally Cleared Interest Rate Swaps	– 0	–	(530,184)		– 0	–	(530,184)
Credit Default Swaps	– 0	–	(146,430)		– 0	–	(146,430)
Interest Rate Swaps	– 0	–	(34,907)		– 0	–	(34,907)

Total (b)	$11,029,046		$599,982,045		$20,185,321		$631,196,412

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/16	$4,079,817		$15,356,271		$793,023
Accrued discounts/(premiums)	250		(676)		– 0	–
Realized gain (loss)	156		(6,922)		– 0	–
Change in unrealized appreciation/depreciation	(27,606)		(315,065)		– 0	–
Purchases/Payups	901,982		775,871		– 0	–
Sales/Paydowns	(264,502)		(1,052,452)		– 0	–
Transfers in to Level 3	– 0	–	1,030,909		– 0	–
Transfers out of Level 3	– 0	–	(1,158,153)		(793,023)

Balance as of 12/31/16	$4,690,097		$14,629,783	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(27,606)		$(315,126)	$	– 0	–

	Common Stocks		Total
Balance as of 9/30/16	$863,196		$21,092,307
Accrued discounts/(premiums)	– 0	–	(426)
Realized gain (loss)	– 0	–	(6,766)
Change in unrealized appreciation/depreciation	2,245		(340,426)
Purchases/Payups	– 0	–	1,677,853
Sales/Paydowns	– 0	–	(1,316,954)
Transfers in to Level 3	– 0	–	1,030,909
Transfers out of Level 3	– 0	–	(1,951,176)

Balance as of 12/31/16	$865,441		$20,185,321 (a)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$2,245		$(340,487)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2016, all Level 3 securities were priced i) by third party vendors or ii) at net asset value equivalent.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices.

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$7,680	$106,613	$102,540	$11,753	$8

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2017